Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 0.9%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 6,720,000	$ 6,770,400
7.88%, 04/15/2027 (A)	9,556,000	8,953,398
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	5,707,000	5,421,650
7.75%, 08/15/2025	2,962,000	2,776,875
8.88%, 06/01/2024 (A)	1,722,000	1,894,338

		25,816,661

Airlines - 1.0%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	16,518,000	12,649,154
5.00%, 06/01/2022 (A)	154,000	145,530
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	673,513	670,788
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.50%, 10/20/2025 (A)	2,385,000	2,547,691
4.75%, 10/20/2028 (A)	1,989,000	2,200,538
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (B)	8,658,000	8,377,697
United Airlines Pass-Through Trust
4.63%, 03/03/2024	984,944	994,902

		27,586,300

Auto Components - 1.2%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	3,703,000	3,943,658
Dana, Inc.
5.38%, 11/15/2027	5,058,000	5,310,900
5.50%, 12/15/2024 (B)	700,000	713,563
5.63%, 06/15/2028 (B)	3,900,000	4,158,356
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	3,986,000	4,064,524
5.00%, 05/31/2026 (B)	1,404,000	1,435,744
9.50%, 05/31/2025	6,882,000	7,699,237
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	6,447,000	7,043,348

		34,369,330

Automobiles - 0.1%
Ford Motor Co.
8.50%, 04/21/2023	275,000	307,918
9.00%, 04/22/2025	980,000	1,191,856
9.63%, 04/22/2030 (B)	1,012,000	1,434,195

		2,933,969

Banks - 2.8%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030	1,675,000	1,966,874
Fixed until 09/15/2023 (D), 7.75% (C)	8,507,000	9,263,698
Fixed until 06/15/2024 (D), 8.00% (C)	3,262,000	3,657,517
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (C)	5,700,000	5,952,966
Fixed until 03/30/2021 (D), 7.63% (A) (C)	1,899,000	1,913,242
CIT Bank NA
Fixed until 09/27/2024, 2.97% (C), 09/27/2025	3,277,000	3,473,620
CIT Group, Inc.
4.75%, 02/16/2024	2,166,000	2,371,770
5.00%, 08/15/2022	3,080,000	3,257,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	$ 751,000	$ 761,326
Fixed until 09/12/2024 (D), 5.00% (C)	9,441,000	9,789,137
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	6,247,000	7,071,119
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 3.68% (C), 04/30/2021 (D)	1,907,000	1,896,407
Fixed until 02/01/2025 (D), 4.60% (C)	6,020,000	6,194,580
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	4,252,000	4,728,224
Fixed until 09/27/2025 (D), 7.50% (B) (C)	1,509,000	1,720,939
Natwest Group PLC
Fixed until 08/15/2021 (D), 8.63% (C)	2,860,000	2,960,100
Societe Generale SA
Fixed until 09/13/2021 (D), 7.38% (A) (C)	8,708,000	8,936,585

		75,915,204

Beverages - 0.4%
Primo Water Holdings, Inc.
5.50%, 04/01/2025 (A)	11,347,000	11,690,928

Building Products - 1.6%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A)	3,796,000	4,042,740
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	694,000	741,712
6.75%, 06/01/2027 (A)	7,016,000	7,550,970
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,612,000	1,684,540
8.00%, 04/15/2026 (A)	21,973,000	22,961,785
Griffon Corp.
5.75%, 03/01/2028	4,426,000	4,680,495
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	3,664,000	3,618,200

		45,280,442

Capital Markets - 1.2%
Credit Suisse Group AG
Fixed until 02/11/2027 (D), 5.25% (A) (C)	5,250,000	5,551,612
Fixed until 12/18/2024 (D), 6.25% (A) (C)	1,350,000	1,476,549
Fixed until 08/21/2026 (D), 6.38% (A) (C)	3,782,000	4,212,202
Fixed until 09/12/2025 (D), 7.25% (A) (C)	5,450,000	6,134,520
Fixed until 07/17/2023 (D), 7.50% (A) (C)	4,221,000	4,594,474
Fixed until 12/11/2023 (D), 7.50% (A) (C)	6,403,000	7,094,755
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	3,428,000	3,410,758
Fixed until 10/30/2025 (D), 6.00% (C)	1,400,000	1,359,750

		33,834,620

Chemicals - 1.9%
Avient Corp.
5.75%, 05/15/2025 (A)	3,759,000	3,989,239
Blue Cube Spinco LLC
10.00%, 10/15/2025	1,012,000	1,075,250
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	5,879,000	5,033,894
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	7,257,000	7,755,919
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	8,059,000	8,260,475
5.25%, 06/01/2027 (A)	12,533,000	13,065,652

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Olin Corp.
5.13%, 09/15/2027 (B)	$ 3,235,000	$ 3,356,312
5.63%, 08/01/2029	1,074,000	1,150,522
9.50%, 06/01/2025 (A)	6,655,000	8,280,484

		51,967,747

Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	7,892,000	8,416,818
4.25%, 11/01/2029 (A)	787,000	865,865
5.25%, 08/01/2026 (A)	3,642,000	3,845,333
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A) (B)	5,792,000	5,852,324
6.38%, 04/01/2024 (A)	5,031,000	5,081,310
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	6,200,000	6,998,250
Garda World Security Corp.
4.63%, 02/15/2027 (A)	8,095,000	8,216,425
8.75%, 05/15/2025 (A)	9,958,000	10,306,530
9.50%, 11/01/2027 (A) (B)	2,287,000	2,509,983
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	10,675,000	11,253,585
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (A)	3,283,000	3,514,205
5.88%, 10/01/2030 (A)	1,640,000	1,818,350
Stericycle, Inc.
5.38%, 07/15/2024 (A)	5,849,000	6,061,026

		74,740,004

Communications Equipment - 1.3%
Avaya, Inc.
6.13%, 09/15/2028 (A)	6,844,000	7,288,860
CommScope Technologies LLC
5.00%, 03/15/2027 (A) (B)	779,000	772,184
6.00%, 06/15/2025 (A)	8,843,000	9,019,860
CommScope, Inc.
5.50%, 03/01/2024 (A)	7,981,000	8,200,477
6.00%, 03/01/2026 (A)	3,723,000	3,941,726
8.25%, 03/01/2027 (A)	2,579,000	2,772,425
Nokia OYJ
3.38%, 06/12/2022	4,034,000	4,165,105

		36,160,637

Construction & Engineering - 1.0%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (E)	3,913,359	19
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	6,120,000	6,471,900
6.75%, 08/01/2025 (A)	4,251,000	4,431,668
9.88%, 04/01/2027 (A)	9,020,000	10,147,500
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A) (B)	2,906,000	3,196,600
6.63%, 07/15/2027 (A)	3,890,000	4,196,338

		28,444,025

Construction Materials - 0.4%
Norbord, Inc.
6.25%, 04/15/2023 (A)	9,423,000	10,200,397

Consumer Finance - 3.2%
Ally Financial, Inc.
3.05%, 06/05/2023	3,085,000	3,242,654
3.88%, 05/21/2024	4,841,000	5,280,832
5.75%, 11/20/2025	2,727,000	3,173,166

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Altice Financing SA
5.00%, 01/15/2028 (A)	$ 1,771,000	$ 1,815,275
7.50%, 05/15/2026 (A)	8,910,000	9,344,362
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	3,794,000	3,798,386
3.35%, 11/01/2022	200,000	203,190
3.37%, 11/17/2023	7,877,000	8,042,023
3.38%, 11/13/2025	3,975,000	4,058,276
3.81%, 10/12/2021	7,290,000	7,372,013
4.00%, 11/13/2030	2,768,000	2,832,024
4.38%, 08/06/2023	3,548,000	3,695,100
4.39%, 01/08/2026, MTN	7,534,000	8,014,293
5.60%, 01/07/2022	400,000	411,000
5.88%, 08/02/2021	1,488,000	1,515,900
Navient Corp.
5.00%, 03/15/2027	1,020,000	1,036,575
5.88%, 10/25/2024	11,427,000	12,126,904
6.50%, 06/15/2022	3,708,000	3,884,130
6.63%, 07/26/2021	1,020,000	1,042,950
OneMain Finance Corp.
7.13%, 03/15/2026	2,705,000	3,164,850
8.88%, 06/01/2025	3,619,000	4,039,166

		88,093,069

Containers & Packaging - 3.9%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (E)	8,112,000	8,477,040
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A)	2,382,000	2,475,494
6.00%, 02/15/2025 (A)	1,062,000	1,093,860
Ball Corp.
2.88%, 08/15/2030	11,242,000	11,189,163
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	2,507,000	2,657,420
5.38%, 01/15/2028 (A)	8,226,000	8,688,712
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	13,253,000	13,741,373
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,850,581
7.88%, 07/15/2026 (A)	5,488,000	5,734,960
Graphic Packaging International LLC
3.50%, 03/15/2028 (A) (B)	6,747,000	7,033,747
3.50%, 03/01/2029 (A)	4,086,000	4,183,043
Greif, Inc.
6.50%, 03/01/2027 (A)	8,781,000	9,362,741
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	6,226,000	6,296,043
7.25%, 04/15/2025 (A) (B)	2,707,000	2,668,425
OI European Group BV
4.00%, 03/15/2023 (A)	3,970,000	4,069,250
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	4,130,200
6.38%, 08/15/2025 (A) (B)	820,000	912,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027 (A)	4,814,000	4,842,643
5.13%, 07/15/2023 (A)	166,000	168,058
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	4,224,000	4,453,469
8.50%, 08/15/2027 (A) (B)	1,785,000	1,936,725

		106,965,197

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$ 1,969,000	$ 2,328,968
Avation Capital SA
6.50%, 05/15/2021 (A)	6,114,000	4,493,790
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,583,696
5.00%, 08/01/2024 (A)	3,964,000	4,112,254
5.75%, 11/15/2023 (A)	1,520,000	1,561,800
Dana Financing SARL
5.75%, 04/15/2025 (A)	15,976,000	16,475,250
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.23% (C), 12/21/2065 (A)	17,977,000	13,935,770
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.48% (C), 12/21/2065 (A)	3,974,000	3,210,197
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,527,000	5,349,196
5.25%, 03/15/2022 - 10/01/2025 (A)	11,792,000	11,809,823
United Shore Financial Services LLC
5.50%, 11/15/2025 (A)	6,034,000	6,350,785
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	3,149,000	3,260,790
5.50%, 05/15/2029 (A)	11,769,000	12,687,806

		87,160,125

Diversified Telecommunication Services - 3.7%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	1,301,000	1,307,635
5.63%, 09/15/2028 (A)	666,000	682,650
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (A)	2,000,000	2,136,600
Frontier Communications Corp.
5.00%, 05/01/2028 (A)	2,400,000	2,490,000
6.75%, 05/01/2029 (A)	5,144,000	5,426,920
7.63%, 04/15/2024 (F)	1,023,000	516,615
9.00%, 08/15/2031 (F)	4,451,000	2,225,500
11.00%, 09/15/2025 (F)	61,000	32,178
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	363,686
6.63%, 08/01/2026 (B)	8,533,000	9,645,447
7.63%, 06/15/2021	10,534,000	10,761,324
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (F)	3,274,000	2,365,465
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	5,877,000	5,847,688
3.75%, 07/15/2029 (A)	1,410,000	1,417,762
4.25%, 07/01/2028 (A)	5,517,000	5,670,373
4.63%, 09/15/2027 (A)	2,435,000	2,535,444
5.38%, 01/15/2024	5,940,000	5,945,346
Lumen Technologies, Inc.
4.50%, 01/15/2029 (A)	5,144,000	5,280,110
5.13%, 12/15/2026 (A) (B)	7,590,000	8,071,054
5.80%, 03/15/2022	6,234,000	6,514,530
6.45%, 06/15/2021	1,564,000	1,589,415
6.75%, 12/01/2023	7,836,000	8,695,688
7.50%, 04/01/2024 (B)	4,775,000	5,382,810

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Switch, Ltd.
3.75%, 09/15/2028 (A)	$ 4,829,000	$ 4,931,133
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	3,434,000	3,443,684

		103,279,057

Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	2,897,686	3,071,547
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	3,624,000	3,841,802
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	2,072,000	2,119,449
3.63%, 02/15/2031 (A)	2,958,000	3,080,018
7.25%, 05/15/2026 (B)	8,296,000	8,698,273

		20,811,089

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV
4.88%, 10/15/2023 (A)	2,457,000	2,635,132
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	667,000	684,535
4.38%, 02/15/2030 (A)	1,886,000	2,029,808

		5,349,475

Energy Equipment & Services - 0.7%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	1,019,000	1,040,664
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	2,977,000	2,878,521
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (E)	7,526,928	6,247,350
Noble Holding International, Ltd.
6.05%, 03/01/2041 (F)	2,288,000	45,760
8.95%, 04/01/2045 (F)	2,283,000	45,660
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (A)	3,520,821	3,221,551
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	4,444,000	4,743,259

		18,222,765

Entertainment - 0.5%
Netflix, Inc.
4.88%, 04/15/2028 (B)	3,886,000	4,567,439
4.88%, 06/15/2030 (A) (B)	4,450,000	5,378,782
5.38%, 11/15/2029 (A)	2,835,000	3,536,662

		13,482,883

Equity Real Estate Investment Trusts - 3.1%
CBL & Associates, LP
5.25%, 12/01/2023 (F)	7,893,000	2,920,410
5.95%, 12/15/2026 (F)	872,000	322,640
Equinix, Inc.
5.38%, 05/15/2027	3,867,000	4,197,336
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	2,690,000	2,787,728
6.00%, 04/15/2025 (A)	3,212,000	3,412,750
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	1,881,000	1,923,323
5.25%, 03/15/2028 (A)	11,530,000	12,135,325
iStar, Inc.
4.25%, 08/01/2025	5,841,000	5,738,782
5.50%, 02/15/2026	7,570,000	7,664,625

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (A) (B)	$ 3,431,000	$ 3,488,898
4.63%, 06/15/2025 (A)	1,364,000	1,445,840
5.75%, 02/01/2027	2,539,000	2,854,953
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	2,798,000	2,836,067
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	3,147,000	3,296,483
7.50%, 06/01/2025 (A)	7,823,000	8,458,619
SBA Communications Corp.
3.13%, 02/01/2029 (A)	4,046,000	4,048,529
3.88%, 02/15/2027	5,857,000	6,116,289
4.00%, 10/01/2022	4,165,000	4,208,316
Service Properties Trust
4.35%, 10/01/2024	4,103,000	4,029,351
4.75%, 10/01/2026	2,278,000	2,198,270
7.50%, 09/15/2025	1,481,000	1,674,488

		85,759,022

Food & Staples Retailing - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A)	1,607,000	1,619,053
3.50%, 03/15/2029 (A)	5,957,000	5,882,537
4.63%, 01/15/2027 (A)	5,022,000	5,262,855
5.75%, 03/15/2025	2,331,000	2,409,671
7.50%, 03/15/2026 (A)	1,383,000	1,517,843
Rite Aid Corp.
7.50%, 07/01/2025 (A)	4,594,000	4,835,185
8.00%, 11/15/2026 (A)	6,255,000	6,724,125

		28,251,269

Food Products - 2.5%
B&G Foods, Inc.
5.25%, 09/15/2027	8,120,000	8,546,300
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	2,794,000	2,867,343
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,454,000	4,872,906
3.95%, 07/15/2025	1,616,000	1,762,464
4.88%, 10/01/2049	3,922,000	4,397,397
5.00%, 07/15/2035 - 06/04/2042	8,559,000	10,066,547
6.88%, 01/26/2039	1,374,000	1,885,096
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	15,593,000	16,594,071
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	4,134,000	4,305,478
5.00%, 08/15/2026 (A)	4,143,000	4,273,629
5.50%, 12/15/2029 (A)	3,462,000	3,760,494
5.63%, 01/15/2028 (A)	5,606,000	5,949,368

		69,281,093

Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	6,244,000	6,571,810
AdaptHealth LLC
4.63%, 08/01/2029 (A)	705,000	721,744
6.13%, 08/01/2028 (A)	6,722,000	7,226,150

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Centene Corp.
3.38%, 02/15/2030	$ 501,000	$ 524,798
4.25%, 12/15/2027	3,243,000	3,430,721
4.63%, 12/15/2029	1,024,000	1,135,314
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (A)	3,398,000	3,567,900
6.63%, 02/15/2025 (A)	5,126,000	5,396,140
6.88%, 04/15/2029 (A) (G)	674,000	685,579
8.00%, 03/15/2026 (A)	14,296,000	15,368,200
8.13%, 06/30/2024 (A)	2,620,000	2,751,000
DaVita, Inc.
3.75%, 02/15/2031 (A)	7,184,000	7,125,630
4.63%, 06/01/2030 (A)	5,642,000	5,930,870
Encompass Health Corp.
4.50%, 02/01/2028	3,935,000	4,097,319
4.63%, 04/01/2031	638,000	677,875
4.75%, 02/01/2030	5,706,000	6,137,317
5.75%, 09/15/2025	6,707,000	6,916,594
HCA, Inc.
3.50%, 09/01/2030	5,704,000	5,913,197
5.38%, 02/01/2025	8,523,000	9,569,113
5.88%, 02/15/2026 - 02/01/2029	15,997,000	18,392,395
7.50%, 11/06/2033	441,000	605,347
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	7,025,000	7,327,988
5.13%, 05/01/2025	6,496,000	6,581,357
5.13%, 11/01/2027 (A)	7,225,000	7,622,375
6.13%, 10/01/2028 (A)	4,736,000	4,960,960
6.75%, 06/15/2023	2,401,000	2,605,085
7.50%, 04/01/2025 (A)	640,000	691,498

		142,534,276

Hotels, Restaurants & Leisure - 6.9%
1011778 BC ULC / New Red Finance, Inc.
4.00%, 10/15/2030 (A)	4,993,000	4,974,276
Boyd Gaming Corp.
4.75%, 12/01/2027	4,087,000	4,204,501
6.00%, 08/15/2026	1,911,000	1,975,496
6.38%, 04/01/2026	2,760,000	2,855,827
8.63%, 06/01/2025 (A)	1,349,000	1,490,645
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	10,026,000	10,452,105
Carnival Corp.
7.63%, 03/01/2026 (A) (B)	2,058,000	2,176,335
10.50%, 02/01/2026 (A)	2,643,000	3,069,184
11.50%, 04/01/2023 (A)	3,030,000	3,439,050
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	8,338,000	9,436,948
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	7,057,000	7,606,917
5.13%, 05/01/2026	4,585,000	4,753,269
5.38%, 05/01/2025 (A)	1,265,000	1,334,891
5.75%, 05/01/2028 (A)	493,000	529,975
International Game Technology PLC
5.25%, 01/15/2029 (A)	780,000	832,650
6.25%, 02/15/2022 - 01/15/2027 (A)	7,876,000	8,523,378
6.50%, 02/15/2025 (A)	2,946,000	3,262,695
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026 (B)	6,546,000	6,808,887
MGM Resorts International
4.75%, 10/15/2028	6,838,000	7,137,197
5.50%, 04/15/2027	10,798,000	11,693,910
5.75%, 06/15/2025	4,657,000	5,112,455
6.75%, 05/01/2025	3,938,000	4,216,121
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	5,397,000	4,776,345
5.88%, 03/15/2026 (A)	1,685,000	1,668,150
10.25%, 02/01/2026 (A)	2,931,000	3,385,305
12.25%, 05/15/2024 (A)	4,428,000	5,175,225

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises, Ltd.
9.13%, 06/15/2023 (A)	$ 1,021,000	$ 1,105,233
10.88%, 06/01/2023 (A)	1,529,000	1,723,948
11.50%, 06/01/2025 (A)	3,444,000	3,988,582
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	6,047,000	6,231,796
7.00%, 05/15/2028 (A)	3,402,000	3,606,120
7.25%, 11/15/2029 (A)	1,938,000	2,088,195
8.25%, 03/15/2026 (A)	6,194,000	6,549,443
Station Casinos LLC
4.50%, 02/15/2028 (A)	8,639,000	8,466,220
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	11,093,000	10,728,484
6.25%, 05/15/2025 (A)	5,512,000	5,374,200
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 (A) (H) (I) (J) (K) (L)	1,025,248	0
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,780,000	1,802,250
5.65%, 04/01/2024	8,720,000	9,330,400
6.00%, 04/01/2027	8,016,000	8,855,075

		190,741,683

Household Durables - 2.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	3,210,000	3,390,562
6.75%, 03/15/2025	6,144,000	6,343,680
7.25%, 10/15/2029	2,219,000	2,490,828
Century Communities, Inc.
5.88%, 07/15/2025	13,250,000	13,780,000
6.75%, 06/01/2027	5,571,000	5,960,970
KB Home
4.80%, 11/15/2029	5,373,000	5,918,145
7.50%, 09/15/2022	4,108,000	4,478,952
7.63%, 05/15/2023	5,595,000	6,168,487
Lennar Corp.
4.13%, 01/15/2022	4,000,000	4,081,000
MDC Holdings, Inc.
2.50%, 01/15/2031	4,379,000	4,368,052
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,763,895
6.00%, 06/01/2025	2,754,000	3,115,463

		61,860,034

Household Products - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	1,600,000	1,632,000
7.00%, 12/31/2027 (A)	598,000	611,455

		2,243,455

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,247,000	6,075,207
4.50%, 02/15/2028 (A)	8,765,000	9,016,994
5.00%, 02/01/2031 (A)	3,802,000	3,906,555
5.13%, 03/15/2028 (A)	2,702,000	2,789,815
5.25%, 06/01/2026 (A) (M)	5,253,000	5,423,723

		27,212,294

Insurance - 1.2%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.35% (C), 02/12/2067 (A)	9,926,000	9,130,696

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.58% (C), 05/17/2066	$ 16,762,000	$ 14,142,938
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	9,366,000	9,919,977

		33,193,611

Internet & Direct Marketing Retail - 0.2%
Expedia Group, Inc.
6.25%, 05/01/2025 (A)	4,106,000	4,745,093

IT Services - 0.4%
Gartner, Inc.
3.75%, 10/01/2030 (A)	2,262,000	2,332,688
4.50%, 07/01/2028 (A)	9,533,000	10,054,455

		12,387,143

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023	1,554,000	1,579,252
5.45%, 11/01/2041	1,400,000	1,547,000
6.75%, 12/31/2025 (A)	1,306,000	1,371,692

		4,497,944

Machinery - 1.1%
Allison Transmission, Inc.
3.75%, 01/30/2031 (A)	5,143,000	5,133,357
Colfax Corp.
6.00%, 02/15/2024 (A)	4,635,000	4,785,637
6.38%, 02/15/2026 (A)	845,000	905,384
Meritor, Inc.
4.50%, 12/15/2028 (A)	883,000	896,245
6.25%, 02/15/2024	6,589,000	6,683,717
6.25%, 06/01/2025 (A)	1,932,000	2,057,580
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (A)	8,437,000	8,865,600

		29,327,520

Media - 9.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (J) (K) (N)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (J) (K) (N)	1,460,000	102
AMC Networks, Inc.
4.25%, 02/15/2029 (G)	8,440,000	8,429,450
4.75%, 08/01/2025	725,000	746,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	4,808,000	4,940,220
4.50%, 08/15/2030 - 05/01/2032 (A)	18,281,000	19,096,877
4.75%, 03/01/2030 (A)	11,269,000	11,987,061
5.00%, 02/01/2028 (A)	3,937,000	4,135,819
5.38%, 06/01/2029 (A)	2,325,000	2,522,625
5.50%, 05/01/2026 (A)	10,527,000	10,902,024
5.75%, 02/15/2026 (A)	13,282,000	13,704,368
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	13,106,000	13,384,502
9.25%, 02/15/2024 (M)	4,051,000	4,209,252
CSC Holdings LLC
4.13%, 12/01/2030 (A)	2,196,000	2,246,508
4.63%, 12/01/2030 (A)	11,861,000	12,098,220
5.38%, 02/01/2028 (A)	3,600,000	3,818,484
6.50%, 02/01/2029 (A)	4,000,000	4,450,000
7.50%, 04/01/2028 (A)	3,981,000	4,418,910

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	$ 10,476,000	$ 8,459,370
6.63%, 08/15/2027 (A) (B)	609,000	386,715
DISH DBS Corp.
5.00%, 03/15/2023	6,830,000	7,035,241
5.88%, 07/15/2022	3,238,000	3,371,924
6.75%, 06/01/2021	3,254,000	3,303,786
7.38%, 07/01/2028	5,175,000	5,388,469
7.75%, 07/01/2026 (B)	7,393,000	8,076,852
Gray Television, Inc.
4.75%, 10/15/2030 (A)	6,266,000	6,250,335
7.00%, 05/15/2027 (A) (B)	6,296,000	6,881,213
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,073,000	4,339,028
8.38%, 05/01/2027	2,589,000	2,761,479
Lamar Media Corp.
3.63%, 01/15/2031 (A) (B)	1,366,000	1,377,953
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	8,137,000	8,769,896
Meredith Corp.
6.50%, 07/01/2025 (A)	5,807,000	6,148,161
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (A)	4,345,000	4,312,413
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (A)	3,288,000	3,346,757
6.50%, 09/15/2028 (A)	3,288,000	3,460,620
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	1,337,000	1,337,000
5.38%, 01/15/2031 (A)	1,572,000	1,587,720
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	3,608,000	3,788,400
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	3,429,000	3,416,141
5.50%, 03/01/2030 (A) (B)	6,395,000	6,590,751
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	5,659,000	5,835,504
4.63%, 07/15/2024 (A)	3,125,000	3,231,125
5.50%, 07/01/2029 (A)	1,598,000	1,742,331
TEGNA, Inc.
4.63%, 03/15/2028 (A)	3,058,000	3,100,048
4.75%, 03/15/2026 (A)	2,229,000	2,362,740
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	3,706,000	4,007,113
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	5,599,000	5,888,468
9.50%, 05/01/2025 (A)	979,000	1,069,558
Virgin Media Finance PLC
5.00%, 07/15/2030 (A) (B)	5,449,000	5,605,659
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	3,225,000	3,378,188
Ziggo BV
5.50%, 01/15/2027 (A)	8,824,000	9,254,699

		266,956,920

Metals & Mining - 4.8%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	6,999,000	7,387,549
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	5,153,000	5,560,473
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	5,149,000	5,251,980
5.75%, 03/01/2025 (B)	710,000	725,975
6.75%, 03/15/2026 (A)	7,840,000	8,436,154

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium SE
5.63%, 06/15/2028 (A) (B)	$ 2,233,000	$ 2,392,101
5.75%, 05/15/2024 (A)	5,213,000	5,291,195
5.88%, 02/15/2026 (A)	7,605,000	7,818,701
6.63%, 03/01/2025 (A)	11,973,000	12,172,889
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	2,566,000	2,620,861
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	5,142,000	5,408,356
4.25%, 03/01/2030	4,492,000	4,869,598
4.38%, 08/01/2028	4,277,000	4,532,230
4.55%, 11/14/2024	1,875,000	2,056,021
4.63%, 08/01/2030	4,277,000	4,748,646
5.45%, 03/15/2043	8,153,000	10,191,250
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	7,482,000	8,295,668
New Gold, Inc.
6.38%, 05/15/2025 (A)	1,037,000	1,073,295
7.50%, 07/15/2027 (A)	7,506,000	8,108,056
Novelis Corp.
4.75%, 01/30/2030 (A)	4,421,000	4,649,676
5.88%, 09/30/2026 (A)	9,420,000	9,867,450
Teck Resources, Ltd.
6.00%, 08/15/2040	6,248,000	7,777,514
6.25%, 07/15/2041	2,579,000	3,287,028

		132,522,666

Multiline Retail - 0.0% (O)
Macy’s, Inc.
8.38%, 06/15/2025 (A)	1,214,000	1,344,505

Oil, Gas & Consumable Fuels - 10.2%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
7.88%, 05/15/2026 (A)	5,859,000	6,269,862
Antero Resources Corp.
5.63%, 06/01/2023 (B)	2,725,000	2,670,500
8.38%, 07/15/2026 (A)	1,345,000	1,419,261
Apache Corp.
4.25%, 01/15/2044	4,709,000	4,332,280
4.38%, 10/15/2028	3,338,000	3,338,000
4.63%, 11/15/2025 (B)	2,193,000	2,238,231
4.75%, 04/15/2043 (B)	1,669,000	1,585,550
4.88%, 11/15/2027	2,225,000	2,286,188
Callon Petroleum Co.
6.13%, 10/01/2024	14,074,000	9,500,372
6.25%, 04/15/2023	5,992,000	4,449,060
6.38%, 07/01/2026	5,075,000	3,146,500
8.25%, 07/15/2025	4,645,000	3,158,600
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,243,371
Cheniere Energy Partners, LP
5.63%, 10/01/2026	6,233,000	6,497,902
Cheniere Energy, Inc.
4.63%, 10/15/2028 (A)	3,321,000	3,462,840
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	10,098,000	10,072,755
DCP Midstream Operating, LP
5.38%, 07/15/2025	6,143,000	6,571,167
DCP Midstream, LP
Fixed until 12/15/2022 (D), 7.38% (C)	6,398,000	5,438,300
eG Global Finance PLC
6.75%, 02/07/2025 (A)	7,779,000	8,012,370
8.50%, 10/30/2025 (A)	2,947,000	3,131,188
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	1,507,000	1,576,427
6.50%, 07/01/2027 (A)	3,980,000	4,298,798
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	5,881,000	6,103,302

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HighPoint Operating Corp.
8.75%, 06/15/2025	$ 4,089,000	$ 1,615,155
Indigo Natural Resources LLC
5.38%, 02/01/2029 (A) (G)	1,769,000	1,746,888
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,486,000	3,437,536
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	722,295
10.50%, 05/15/2027 (A)	3,210,000	2,808,750
NuStar Logistics, LP
5.63%, 04/28/2027	6,104,000	6,409,200
5.75%, 10/01/2025	1,223,000	1,287,208
6.00%, 06/01/2026	531,000	564,188
6.75%, 02/01/2021	5,132,000	5,132,000
Occidental Petroleum Corp.
2.70%, 08/15/2022	8,144,000	8,166,070
2.90%, 08/15/2024	12,466,000	12,029,690
4.85%, 03/15/2021	2,608,000	2,608,000
5.88%, 09/01/2025	4,668,000	4,922,406
6.13%, 01/01/2031	871,000	955,095
6.45%, 09/15/2036	18,276,000	20,055,625
6.63%, 09/01/2030	7,028,000	7,888,930
Ovintiv, Inc.
7.38%, 11/01/2031	5,463,000	6,954,200
Parkland Corp.
5.88%, 07/15/2027 (A)	3,894,000	4,166,580
PDC Energy, Inc.
6.13%, 09/15/2024	11,607,000	11,841,461
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	2,389,000	1,302,005
SM Energy Co.
5.63%, 06/01/2025	1,160,000	1,049,800
6.63%, 01/15/2027	4,965,000	4,418,850
6.75%, 09/15/2026	9,903,000	8,937,457
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	7,310,000	7,637,488
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	4,578,000	3,582,285
Summit Midstream Partners, LP
Fixed until 12/15/2022 (D), 9.50% (C)	4,423,000	1,603,338
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A) (G)	2,747,000	2,719,530
4.88%, 02/01/2031 (A)	9,607,000	10,063,332
5.00%, 01/15/2028	3,140,000	3,242,050
5.13%, 02/01/2025	9,135,000	9,382,558
5.50%, 03/01/2030	6,836,000	7,267,488
5.88%, 04/15/2026 (B)	2,030,000	2,126,445
6.50%, 07/15/2027	1,228,000	1,320,100
WPX Energy, Inc.
5.25%, 09/15/2024	3,876,000	4,310,190
5.88%, 06/15/2028	5,092,000	5,513,414

		280,590,431

Pharmaceuticals - 1.9%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	1,892,000	2,099,552
9.25%, 04/01/2026 (A)	3,917,000	4,347,478
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	4,275,000	4,380,099
5.25%, 01/30/2030 (A) (B)	598,000	617,471
5.25%, 02/15/2031 (A)	1,226,000	1,263,111
5.50%, 11/01/2025 (A)	1,745,000	1,796,827
6.13%, 04/15/2025 (A)	12,981,000	13,301,631
7.00%, 01/15/2028 (A)	4,255,000	4,604,761

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	$ 5,260,000	$ 4,457,850
9.50%, 07/31/2027 (A)	3,289,000	3,757,683
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	11,513,000	12,383,037

		53,009,500

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	5,468,000	5,947,544

Road & Rail - 1.5%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,833,947
5.25%, 05/15/2024 (A)	2,500,000	2,724,330
Hertz Corp.
5.50%, 10/15/2024 (A) (F)	13,490,000	8,363,800
6.00%, 01/15/2028 (A) (F)	8,482,000	5,343,660
6.25%, 10/15/2022 (F)	2,029,000	1,263,052
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	971,000	1,018,268
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	639,000	686,925
7.50%, 09/15/2027 (A)	8,466,000	9,285,509
8.00%, 11/01/2026 (A)	9,386,000	10,113,415

		42,632,906

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (F) (J) (K) (L)	811,000	0
7.13%, 04/15/2025 (A) (J) (K) (L)	3,098,000	0

		0

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	7,095,000	7,179,253
Open Text Corp.
3.88%, 02/15/2028 (A)	5,098,000	5,212,705

		12,391,958

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	5,117,000	5,405,087
6.63%, 10/01/2030 (A) (B)	2,292,000	2,578,489
6.75%, 07/01/2036	2,541,000	2,903,092
6.88%, 07/01/2025 (A)	1,210,000	1,317,624
6.88%, 11/01/2035	2,903,000	3,365,419
9.38%, 07/01/2025 (A)	907,000	1,120,145
Penske Automotive Group, Inc.
3.50%, 09/01/2025	3,108,000	3,178,085
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (A) (G)	461,000	470,220
7.75%, 02/15/2029 (A) (G)	857,000	874,140
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (A)	7,998,000	8,837,790
Staples, Inc.
7.50%, 04/15/2026 (A)	8,340,000	8,507,551

		38,557,642

Technology Hardware, Storage & Peripherals - 1.9%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	2,078,000	2,424,835
5.88%, 06/15/2021 (A)	1,739,000	1,742,826
6.02%, 06/15/2026 (A)	2,070,000	2,496,076
6.20%, 07/15/2030 (A)	1,573,000	2,008,993

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. (continued)
7.13%, 06/15/2024 (A)	$ 12,473,000	$ 12,975,038
8.35%, 07/15/2046 (A)	2,901,000	4,306,175
NCR Corp.
5.00%, 10/01/2028 (A)	2,808,000	2,885,220
5.25%, 10/01/2030 (A)	3,215,000	3,359,675
5.75%, 09/01/2027 (A)	1,656,000	1,738,800
6.13%, 09/01/2029 (A)	4,085,000	4,401,587
8.13%, 04/15/2025 (A)	3,106,000	3,401,070
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	452,000	473,493
4.88%, 03/01/2024	4,325,000	4,671,000
Western Digital Corp.
4.75%, 02/15/2026 (B)	5,292,000	5,867,505

		52,752,293

Trading Companies & Distributors - 0.7%
Boise Cascade Co.
4.88%, 07/01/2030 (A) (B)	2,239,000	2,432,114
United Rentals North America, Inc.
4.00%, 07/15/2030	8,613,000	9,086,715
5.50%, 05/15/2027	6,986,000	7,465,339

		18,984,168

Wireless Telecommunication Services - 2.0%
Altice France SA
7.38%, 05/01/2026 (A)	12,482,000	13,081,261
Sprint Corp.
7.13%, 06/15/2024	13,138,000	15,319,433
7.25%, 09/15/2021	7,307,000	7,548,131
7.63%, 03/01/2026	1,850,000	2,280,125
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,363,000	1,376,630
2.63%, 02/15/2029	1,439,000	1,446,483
2.88%, 02/15/2031	1,460,000	1,473,520
4.00%, 04/15/2022	1,493,000	1,530,854
4.50%, 02/01/2026	5,104,000	5,221,392
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (A)	6,455,000	6,440,218

		55,718,047

Total Corporate Debt Securities (Cost $2,450,904,441)		2,555,746,941

LOAN ASSIGNMENTS - 1.1%
Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.38% (C), 12/15/2024 (G)	5,464,784	5,468,200
1-Month LIBOR + 4.25%, 4.38% (C), 12/15/2027	5,009,865	5,004,645

		10,472,845

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.
Term Loan,
1-Month LIBOR + 4.75%, 5.75% (C), 10/08/2021	6,048,000	6,051,780
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.12% (C), 03/09/2027	4,476,329	4,455,997

		10,507,777

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts - 0.1%
CBL & Associates, LP
TBD, 07/28/2023 (G) (P)	$ 4,500,000	$ 3,127,500

Hotels, Restaurants & Leisure - 0.2%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (C), 12/11/2026	5,279,108	5,272,509

Interactive Media & Services - 0.0% (O)
Adevinta ASA
Term Loan B,
TBD, 10/13/2027 (G) (P)	700,000	699,417

Total Loan Assignments (Cost $29,940,667)		30,080,048

	Shares	Value
COMMON STOCKS - 0.8%
Building Products - 0.4%
AMH New Finance, Inc. (I) (J) (K)	1,593,380	9,655,884

Chemicals - 0.2%
Hexion Holdings Corp., Class B (I) (K)	273,716	4,311,027

Electric Utilities - 0.0% (O)
Homer City Generation LLC (I) (J) (K) (M)	270,659	134,518

Oil, Gas & Consumable Fuels - 0.2%
EP Energy Corp. (K)	33,869	1,354,760
Oasis Petroleum, Inc. (I)	144,009	5,396,017

		6,750,777

Software - 0.0% (O)
ASG WT Corp. (I) (J) (K)	1,265	118,290

Total Common Stocks (Cost $45,549,257)		20,970,496

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.01% (C)	1,283,954	34,050,460

Total Preferred Stock (Cost $31,704,829)		34,050,460

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (Q)	39,744,945	39,744,945

Total Other Investment Company (Cost $39,744,945)		39,744,945

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.3%

Fixed Income Clearing Corp., 0.00% (Q), dated 01/29/2021, to be repurchased at $90,735,939 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.50% - 2.50%, due 02/28/2023 - 03/31/2023, and with a total value of $92,550,706.

$ 90,735,939	$ 90,735,939

Total Repurchase Agreement (Cost $90,735,939)	90,735,939

Total Investments (Cost $2,688,580,078)	2,771,328,829
Net Other Assets (Liabilities) - (0.4)%	(12,229,890)

Net Assets - 100.0%	$ 2,759,098,939

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS Investments
Corporate Debt Securities	$—	$2,555,746,748	$193	$2,555,746,941
Loan Assignments	—	30,080,048	—	30,080,048
Common Stocks	5,396,017	5,665,787	9,908,692	20,970,496
Preferred Stock	34,050,460	—	—	34,050,460
Other Investment Company	39,744,945	—	—	39,744,945
Repurchase Agreement	—	90,735,939	—	90,735,939

Total Investments	$79,191,422	$2,682,228,522	$9,908,885	$2,771,328,829

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $1,555,466,900, representing 56.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $87,171,547, collateralized by cash collateral of $39,744,945 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $49,264,290. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the total value of such securities is $23,444,740, representing 0.8% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(I)	Non-income producing securities.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $15,574,672, representing 0.6% of the Fund’s net assets.
(L)	Securities deemed worthless.

Transamerica Funds	Page 9

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Calpine Corp. 5.25%, 06/01/2026	03/24/2017 - 01/13/2020	$5,406,550	$5,423,723	0.2%
Corporate Debt Securities	Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	02/07/2019 - 11/22/2019	4,134,845	4,209,252	0.2
Common Stocks	Homer City Generation LLC	08/21/2017	13,906,767	134,518	0.0	(O)

Total			$23,448,162	$9,767,493	0.4%

(N)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	All or a portion of the security represents unsettled loan commitments at January 31, 2021 where the rate will be determined at time of settlement.
(Q)	Rates disclosed reflect the yields at January 31, 2021.
(R)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11